UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02898

The Value Line Cash Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.  10017
(Address of principal executive offices) (Zip Code)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item I.  Schedule of Investments

A copy of Schedule of Investments for the period ended 3/31/09 is included with this Form.

The Value Line Cash Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2009

Principal Amount		Yield†	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (60.6%)
$10,000,000	American Express Bank FSB, FDIC Guaranteed (1)	1.51%	4/9/09	$10,197,002
1,800,000	Federal Farm Credit Bank Discount Notes	0.14	4/9/09	1,799,880
1,332,000	Federal Farm Credit Bank Discount Notes	0.55	12/1/09	1,327,486
10,000,000	Federal Home Loan Bank (2)	1.37	5/18/09	10,048,300
20,000,000	Federal Home Loan Bank Discount Notes	0.03	4/6/09	19,992,194
420,000	Federal Home Loan Bank Discount Notes	0.07	4/14/09	419,955
9,000,000	Federal Home Loan Bank Discount Notes	0.04	4/22/09	8,998,162
3,000,000	Federal Home Loan Bank Discount Notes	0.13	4/27/09	2,999,372
4,009,000	Federal Home Loan Bank Discount Notes	0.13	5/18/09	4,006,845
3,703,000	Federal Home Loan Bank Discount Notes	0.18	6/1/09	3,701,181
2,000,000	Federal Home Loan Bank Discount Notes	0.17	6/15/09	1,999,167
150,000	Federal Home Loan Bank Discount Notes	0.21	7/13/09	149,880
24,334,000	Federal Home Loan Bank Discount Notes	0.27	8/20/09	24,277,768
3,460,000	Federal Home Loan Bank Discount Notes	0.36	9/2/09	3,451,859
16,000,000	Federal Home Loan Bank Discount Notes	0.46	12/4/09	15,920,960
900,000	Federal Home Loan Bank Discount Notes	0.72	1/19/10	893,334
1,247,000	Federal Home Loan Bank Discount Notes	0.71	1/20/10	1,240,075
5,000,000	Federal Home Loan Bank Discount Notes	0.54	2/2/10	4,959,493

116,355,000	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $116,382,913)			116,382,913

U.S. TREASURY OBLIGATIONS (14.6%)
28,000,000	United States Treasury Bill	0.18	6/4/09	27,951,218

28,000,000	TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,951,218)			27,951,218

CERTIFICATES OF DEPOSIT (1.4%)
240,000	Amboy Bank	1.50	3/15/10	240,000
240,000	Banco Bilbao Vizcaya Argentaria Puerto Rico	0.80	9/14/09	240,000
240,000	Beal Bank Nevada	0.70	8/19/09	240,000
240,000	ChinaTrust Bank USA	1.70	7/1/09	240,000
240,000	Comerica Bank/Texas	0.70	9/25/09	240,000
240,000	Compass Bank	0.70	6/11/09	240,000
240,000	Discover Bank/Greenwood DE	1.50	2/26/10	240,000
240,000	Eurobank/Hato Rey Puerto Rico	1.50	3/18/10	240,000
240,000	GE Capital Financial, Inc.	1.25	4/2/09	240,000
240,000	MidFirst Bank	1.45	2/11/10	240,000
240,000	Morgan Stanley Bank	2.00	9/28/09	240,000

2,640,000	TOTAL CERTIFICATES OF DEPOSIT (Cost $2,640,000)			2,640,000

	TOTAL INVESTMENT SECURITIES (76.6%) (Cost $146,974,131)			146,974,131

REPURCHASE AGREEMENT (3) (20.5%)
39,300,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $39,300,066 (collateralized by $39,910,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $40,159,232)			39,300,000

39,300,000	TOTAL REPURCHASE AGREEMENTS (Cost $39,300,000)			39,300,000

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)			5,603,194

	NET ASSETS (100.0%)			$191,877,325

The Value Line Cash Fund, Inc.

Schedule of Investments (unaudited)

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($191,877,325 ÷ 191,908,922 shares outstanding)	$1.00

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(1)	Rate at March 31, 2009. Floating rate changes monthly.
(2)	Rate at March 31, 2009. Floating rate changes quarterly.
(3)
The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	186,274,131	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$186,274,131	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 3/31/09, there were no Level 3 investments.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 1, 2009